Reinsurance - Reinsurers' share of insurance contract Llabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Contract Liabilities
Assets under reinsurance ceded	$ 12,090.5	$ 10,533.2	$ 9,155.8
Ceded reinsurance contracts
Insurance Contract Liabilities
Provision for losses and loss adjustment expenses	8,946.2	7,947.3
Reinsurers' share of paid losses	884.3	686.8
Provision for unearned premiums	2,260.0	1,899.1
Assets under reinsurance ceded	12,090.5	10,533.2
Recoverable from reinsurers, current	5,572.4	4,839.0
Recoverable from reinsurers, non-current	6,518.1	5,694.2
Gross recoverable from reinsurers | Ceded reinsurance contracts
Insurance Contract Liabilities
Provision for losses and loss adjustment expenses	8,989.3	7,971.7
Reinsurers' share of paid losses	1,019.9	818.0
Provision for unearned premiums	2,260.0	1,899.1
Assets under reinsurance ceded	12,269.2	10,688.8
Provision for uncollectible reinsurance
Insurance Contract Liabilities
Assets under reinsurance ceded	178.7	155.6	$ 161.5
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Insurance Contract Liabilities
Provision for losses and loss adjustment expenses	(43.1)	(24.4)
Reinsurers' share of paid losses	(135.6)	(131.2)
Assets under reinsurance ceded	$ (178.7)	$ (155.6)